Secured Borrowings (Schedule Of Weighted Average Interest Rates On Senior And Junior Tranche Loans, Excluding Debt Discount Amortization) (Details) (CBA Facility [Member])	Dec. 31, 2014		Dec. 31, 2013
Variable rate loans:
Variable rate loans	2.66%		2.66%
Facility weighted average interest rate	4.63%	[1]	4.91%	[1]
Senior Tranches [Member]
Fixed rate loans:
Fixed rate loans			5.62%
Junior Tranches [Member]
Fixed rate loans:
Fixed rate loans			7.91%
Tranche A [Member]
Fixed rate loans:
Fixed rate loans	5.52%		6.53%
Tranche B [Member]
Fixed rate loans:
Fixed rate loans	4.47%		4.58%
Variable rate loans:
Variable rate loans			2.66%

[1]	Represents the contractual interest rates and effect of derivative instruments, and excludes the amortization of debt discounts and debt issuance costs.